Subsequent events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent events
Subsequent events

11.Subsequent events

In connection with preparing the condensed combined financial statements for the three and nine months ended September 30, 2022, management has evaluated subsequent events for potential recognition and disclosure through the date November 14, 2022, which is the date the condensed combined financial statements were available to be issued.

As discussed in Note 1 — Nature of Operations, on May 16, 2022, GREP entered into a business combination agreement with ENPC, a NYSE publicly traded special purpose acquisition company and Granite Ridge. The Business Combination closed on

October 24, 2022 as a result of which GREP and ENPC became wholly-owned subsidiaries of Granite Ridge. Granite Ridge’s common stock and warrants are listed on the NYSE. Refer to Note 1 for additional information.

On October 24, 2022, Granite Ridge entered into a senior secured revolving credit agreement (the “Credit Agreement”) among Granite Ridge, as borrower, Texas Capital Bank, as administrative agent, and the lenders from time to time party thereto. The Credit Agreement has a maturity date of five years from the effective date thereof.

The Credit Agreement provides for aggregate elected commitments of $150.0 million, an initial borrowing base of $325.0 million and an aggregate maximum revolving credit amount of $1,000.0 million. The borrowing base is scheduled to be redetermined semiannually on or about April 1 and October 1 of each calendar year, commencing April 1, 2023, and is subject to additional adjustments from time to time, including for asset sales, elimination or reduction of hedge positions and incurrence of other debt. Additionally, the borrower and each of the Required Lenders (as defined in the Credit Agreement) may request one unscheduled redetermination of the borrowing base between each scheduled redetermination. The amount of the borrowing base is determined by the lenders in their sole discretion and consistent with the oil and gas lending criteria of the lenders at the time of the relevant redetermination. The amount Granite Ridge is able to borrow under the Credit Agreement is subject to compliance with the financial covenants, satisfaction of various conditions precedent to borrowing and other provisions of the Credit Agreement. Granite Ridge does not have any borrowings or letters of credit outstanding under the Credit Agreement, resulting in availability of $150.0 million. The Credit Agreement is guaranteed by the restricted subsidiaries of Granite Ridge and is secured by a first priority mortgage and security interest in substantially all assets of the Company and its restricted subsidiaries.

In conjunction with the Credit Agreement, on October 24, 2022, all derivative contracts outstanding with GREP were novated to Granite Ridge.

Granite Ridge’s board of directors recently declared a dividend of $0.08 per share of Granite Ridge’s common stock. The dividend is payable on December 15, 2022 to stockholders of record on December 1, 2022. This dividend payout is aligned with Granite Ridge’s intent to pay a minimum dividend of $60 million per year to its shareholders, which would currently equate to $0.45 per share annually or an approximate five percent dividend yield. The initial common dividend was prorated to October 24, 2022, the effective date of Granite Ridge’s business combination, which equaled $0.08 per common share for the quarter.

12.Subsequent events

In connection with preparing the combined financial statements for the year ended December 31, 2021, management has evaluated subsequent events for potential recognition and disclosure through the date September 9, 2022, which is the date the combined financial statements were available to be issued.

Through September 9, 2022, the Partnership repaid approximately $35,000,000, and borrowed approximately $16,000,000 from the revolving credit facility.

Through September 9, 2022, the Partnership acquired oil and natural gas properties totaling approximately $35,734,000. Customary post close adjustments on prior period acquisitions resulted in approximately $755,000 being eliminated from the property accounts.

As discussed in Note 1 – Nature of operations, on May 16, 2022, GREP signed a business combination agreement with ENPC, a NYSE publicly traded special purpose acquisition company. Refer to Note 1 for additional information.